Convertible Notes Payable (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 01, 2015	Jun. 01, 2015	Apr. 17, 2015	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
Amortization of debt discount				$ 252,061	$ 48,395	$ 492,449	$ 302,409
Reserve stock split ratio			1-for-100

Each of our shareholders on the record date received one share of the Nevada company’s common stock for each 100 shares of common stock they own in the Florida company. Fractional shares will be rounded up to the next whole share, and each shareholder received at least five shares.

Number of common shares issued upon conversion						148,669,051
Percentage of common stock outstanding						98.00%
10% Convertible Note Payable Due October 31, 2015 [Member]
Number of common shares issued upon conversion						402,450	6,500,000
Debt instrument, accrued interest							$ 37,391
Debt instrument, principal balance							$ 92,505
Convertible Notes Payable Due October 31, 2013 [Member]
Conversion price				$ 0.02
Number of common shares issued upon conversion				630,900			9,291,774
Debt instrument, accrued interest							$ 18,864
Debt instrument, principal balance							167,075
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Total convertible notes payable				$ 2,586,472		$ 1,142,949	$ 1,118,979
Maximum percentage of ownership interest				4.90%		4.99%	4.99%
Effective interest rate				191.56%
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable				$ 320,342		$ 320,342	$ 424,415
Conversion price				$ 0.02		$ 0.02	$ 0.02
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | Maximum [Member]
Conversion price							0.02
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | Minimum [Member]
Conversion price							$ 0.01
Montego Blue Enterprises Corporation [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable						$ 61,440
THM Consulting Corp [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable						1,640
Jaxon Group Corp [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable						$ 649
Bloise International Corporation [Member]
Conversion price		$ 0.40		$ 0.40
Number of common shares issued upon conversion	14,029	825,872		14,029
Debt instrument, accrued interest				$ 5,611